SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details)	6 Months Ended
Dec. 31, 2021
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity investee -10% of the ownership
Equity Method Investment, Ownership Percentage	10.00%
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity investee - 13% of the ownership
Equity Method Investment, Ownership Percentage	13.00%
Guangdong Dogness Technology Co., Ltd. (“Dogness Technology”) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen